Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Oct. 31, 2024
Minimum [Member] | Electronic equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment	2 years
Minimum [Member] | Office facilities [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment	2 years
Minimum [Member] | Machinery equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment	3 years
Minimum [Member] | Vehicles [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment	4 years
Maximum [Member] | Electronic equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment	5 years
Maximum [Member] | Office facilities [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment	5 years
Maximum [Member] | Machinery equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment	5 years
Maximum [Member] | Vehicles [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment	5 years